N-4	Aug. 14, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2023
Amendment Flag	false
Lincoln Level Advantage B-Class Indexed Variable Annuity [Member] | Account Value Death Benefit [Member]
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.10%	[1]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.10%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. This charge is applicable only to contracts purchased on and after August 21, 2023, and is not applied against Contract Value invested in the Indexed Accounts.
Item 4. Fee Table [Text Block]

Fee Tables – Annual Contract Expenses. The following line item is added to the Annual Contract Expenses Table under Base Contract Expenses, and footnote 1 is replaced as follows:

Account Value Death Benefit	1.10%[1]

[1]The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.

Annual Contract Expenses [Table Text Block]
Account Value Death Benefit	1.10%[1]

[1]The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.

Base Contract Expense (of Other Amount), Maximum [Percent]	1.10%	[2]
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.
Offered Starting [Date]	Aug. 21, 2023
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Standard Benefits.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	1.10% (as a percentage of Contract Value invested in the Subaccounts)	● Poor investment performance could significantly reduce the benefit. ● Withdrawals could significantly reduce the benefit.

Death Benefits. The Account Value Death Benefit paragraph is deleted and replaced in its entirety with the two paragraphs below. Additionally, the first sentence of the Guarantee of Principal Death Benefit section does not apply to contracts purchased on and after August 21, 2023.

Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed.

Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance could significantly reduce the benefit. ● Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Operation of Benefit [Text Block]

Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have elected the Account Value Death Benefit, the Death Benefit cannot be changed.

Lincoln Level Advantage B-Class Indexed Variable Annuity [Member] | Account Value Death Benefit [Member] | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Aug. 21, 2023
Operation of Benefit [Text Block]

Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

Lincoln Level Advantage Advisory Class Indexed Variable Annuity [Member] | Account Value Death Benefit [Member]
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.10%	[3]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.10%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value in the underlying funds. This charge is applicable only to contracts purchased on and after August 21, 2023, and is not applied against Contract Value invested in the Indexed Accounts.
Item 4. Fee Table [Text Block]

Fee Tables – Annual Contract Expenses. The following line item is added to the Annual Contract Expenses Table under Base Contract Expenses, and footnote 1 is replaced as follows:

Account Value Death Benefit	0.10%[1]

[1]The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.

Annual Contract Expenses [Table Text Block]
Account Value Death Benefit	0.10%[1]

[1]The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.

Base Contract Expense (of Other Amount), Maximum [Percent]	0.10%	[4]
Base Contract Expense, Footnotes [Text Block]	The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.
Offered Starting [Date]	Aug. 21, 2023
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract. The following entry is added to the Benefits Available Under the Contract table under Standard Benefits.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	0.10% (as a percentage of Contract Value invested in the Subaccounts)	● Poor investment performance could significantly reduce the benefit. ● Withdrawals could significantly reduce the benefit.

Death Benefits. The Account Value Death Benefit paragraph is deleted and replaced in its entirety with the two paragraphs below. Additionally, the first sentence of the Guarantee of Principal Death Benefit section does not apply to contracts purchased on and after August 21, 2023.

Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance could significantly reduce the benefit. ● Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Operation of Benefit [Text Block]

Account Value Death Benefit (for contracts purchased on and after August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The amount of Death Benefit paid equals $12,000. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

Lincoln Level Advantage Advisory Class Indexed Variable Annuity [Member] | Account Value Death Benefit [Member] | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Aug. 21, 2023
Operation of Benefit [Text Block]

Account Value Death Benefit (for contracts purchased prior to August 21, 2023). The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Account Value Death Benefit was not available for election at the time your contract was issued and will become effective only in the event all Contractowners and Annuitants are changed. Once you have the Account Value Death Benefit, the Death Benefit cannot be changed.

[1]	As a percentage of average Account Value in the underlying funds. This charge is applicable only to contracts purchased on and after August 21, 2023, and is not applied against Contract Value invested in the Indexed Accounts.
[2]	The base contract expense is 1.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.
[3]	As a percentage of average Account Value in the underlying funds. This charge is applicable only to contracts purchased on and after August 21, 2023, and is not applied against Contract Value invested in the Indexed Accounts.
[4]	The base contract expense is 0.10% after the Annuity Commencement Date. This charge is not applied against Contract Value invested in the Indexed Accounts. The Account Value Death Benefit charge applies only if the Contractowner has elected the Account Value Death Benefit on a contract purchased on and after August 21, 2023. The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the corresponding base contract expense will apply.